Basis of preparation	12 Months Ended
Aug. 31, 2021
Basis of preparation
Basis of preparation

2. Basis of preparation

Compliance with IFRS

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards [“IFRS”], as issued by the International Accounting Standards Board [“IASB”] and interpretations issued by the International Financial Reporting Interpretations Committee [“IFRIC”] in effect on August 31, 2021.

The consolidated financial statements were authorized for issued by the Board of Directors on December 1, 2021.

Basis of measurement

These consolidated financial statements are presented in Canadian dollars and were prepared on a historical cost basis.

Basis of consolidation

The consolidated financial statements include the accounts of the Company, and the subsidiaries that it controls. Control exists when the Company has the power over the subsidiary, when it is exposed or has rights to variable returns from its involvement with the subsidiary and when it has the ability to use its power to affect its returns. Subsidiaries that the Company controls are consolidated from the effective date of acquisition up to the effective date of disposal or loss of control.

Details of the Company’s significant subsidiaries at the end of the reporting period are set out below.

		Country of
		incorporation and	Proportion of ownership
Name of subsidiary	Principal activity	operation	held by the Company
7858078 Canada Inc.	Owns an electric boat rental center	Canada	100%
Electric Boat Rental Ltd.	Operates an electric boat rental center	United States	100%

Use of estimates and judgments

The preparation of financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Although these estimates are based on management’s best knowledge of the amount, event or actions, actual results ultimately may differ from those estimates. Areas where estimates are significant to the consolidated financial statements are disclosed in note 4.